Statement of financial position details (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cost	R$ 52,850,974	R$ 48,687,584
Accumulated amortization	(16,347,140)	(14,282,009)
Net	36,503,834	34,405,575	R$ 32,325,447	R$ 29,012,460
Agreements Equity Values [Member]
IfrsStatementLineItems [Line Items]
Cost	696,728	671,904
Accumulated amortization	(205,671)	(188,129)
Net	491,057	483,775
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Cost	1,497,968	1,446,261
Accumulated amortization	(816,527)	(711,596)
Net	681,441	734,665	712,852	1,232,009
Program Contractses [Member]
IfrsStatementLineItems [Line Items]
Cost	24,804,170	23,160,119
Accumulated amortization	(7,652,149)	(6,799,812)
Net	17,152,021	16,360,307
Program Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	1,709,757	1,709,757
Accumulated amortization	(391,800)	(338,834)
Net	1,317,957	1,370,923
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	22,834,803	20,579,676
Accumulated amortization	(6,676,032)	(5,707,072)
Net	16,158,771	14,872,604	R$ 14,390,763	R$ 13,391,452
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,133,833	978,085
Accumulated amortization	(535,099)	(437,460)
Net	598,734	540,625
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	173,715	141,782
Accumulated amortization	(69,862)	(99,106)
Net	R$ 103,853	R$ 42,676